UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                            August 5, 2003
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     152
                                        ----------------
Form 13F Information Table Value Total:     $1,653,817
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                          Jensen Investment Management
                                  June 30, 2003

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common   88579Y101         74,074     574,308    Sole         NONE          574,308
AOL Time Warner Inc                     Common   00184A105             15         950    Sole         NONE              950
Abbott Lab Com                          Common   002824100         78,689   1,798,198    Sole         NONE        1,798,198
Adobe Systems Inc                       Common   00724F101          1,224      38,258    Sole         NONE           38,258
Advanced Pultrusion Technologies Inc    Common   00754N107              0      10,000    Sole         NONE           10,000
Albertsons Inc                          Common   013104104             62       3,242    Sole         NONE            3,242
Alltel Corp                             Common   020039103            197       4,090    Sole         NONE            4,090
Alteon Inc                              Common   02144g107              9       1,850    Sole         NONE            1,850
American Electric Power Co              Common   025537101             15         500    Sole         NONE              500
American Express                        Common   025816109             21         500    Sole         NONE              500
American Internationl Group             Common   026874107            102       1,843    Sole         NONE            1,843
American Power Conversion               Common   029066107            512      32,791    Sole         NONE           32,791
Amgen Inc                               Common   031162100             60         900    Sole         NONE              900
Amtech Systems Inc                      Common   032332504              4       1,000    Sole         NONE            1,000
Anheuser-Busch Companies Inc.           Common   035229103            133       2,600    Sole         NONE            2,600
Applied Materials Inc                   Common   038222105             16       1,000    Sole         NONE            1,000
Associates First Cap Corp               Common   046008207              0       7,600    Sole         NONE            7,600
Atlantic Perm Svgs Bank No Stockholders Common   048784102              0       1,000    Sole         NONE            1,000
Automatic Data Processing               Common   053015103         49,071   1,449,224    Sole         NONE        1,449,224
Avon Products Inc                       Common   054303102            182       2,932    Sole         NONE            2,932
BMC Software                            Common   055921100              1          44    Sole         NONE               44
Bellsouth Corp                          Common   079860102             27       1,024    Sole         NONE            1,024
Berkshire Hathaway Cl B                 Common   084670207             22           9    Sole         NONE                9
Biomet Inc                              Common   090613100             14         505    Sole         NONE              505
Blackrock Income Trust Inc              Common   09247F100              3         366    Sole         NONE              366
Block H & R Inc                         Common   093671105             42         976    Sole         NONE              976
Boeing Co                               Common   097023105             56       1,623    Sole         NONE            1,623
Breakwater Res Ltd  British Columbia    Common   106902307              0          50    Sole         NONE               50
Bristol-Myers Squibb                    Common   110122108            258       9,487    Sole         NONE            9,487
Brown Forman Corp Cl B                  Common   115637209             71         900    Sole         NONE              900
Certegy Inc                             Common   156880106            634      22,830    Sole         NONE           22,830
Check Point Software                    Common   M22465104                        900    Sole         NONE              900
ChevronTexaco Corp                      Common   166764100                        600    Sole         NONE              600
Chiron Corp                             Common   170040109                        900    Sole         NONE              900
ChoicePoint Inc                         Common   170388102                        300    Sole         NONE              300
Cisco Systems Inc                       Common   17275R102                      3,105    Sole         NONE            3,105
Citigroup Inc                           Common   172967101                        300    Sole         NONE              300
Clorox Co                               Common   189054109         66,991   1,570,706    Sole         NONE        1,570,706
Coca-Cola Co                            Common   191216100         71,158   1,533,243    Sole         NONE        1,533,243
Colgate-Palmolive Co                    Common   194162103         70,926   1,223,910    Sole         NONE        1,223,910
Commodore Applied Technologies Inc      Common   202630109              0         100    Sole         NONE              100
Conagra Foods Inc                       Common   205887102             28       1,200    Sole         NONE            1,200
Conseco Inc                             Common   208464107              0         112    Sole         NONE              112
Consolidated Edison Inc                 Common   209115104            318       7,343    Sole         NONE            7,343

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
Costco Wholesale Corp                   Common   22160K105              4         100    Sole         NONE              100
DNP Select Income Fd Inc                Common   23325P104             54       5,000    Sole         NONE            5,000
Del Monte Foods Co                      Common   24522P103             26       2,943    Sole         NONE            2,943
Dell Computer                           Common   247025109             64       2,000    Sole         NONE            2,000
Dionex Corp                             Common   254546104         21,930     551,695    Sole         NONE          551,695
EMC Corp                                Common   268648102             10         975    Sole         NONE              975
Edison Intl                             Common   281020107             13         800    Sole         NONE              800
Elan PLC ADR                            Common   284131208              2         400    Sole         NONE              400
Electronic Data Sys Corp                Common   285661104              6         300    Sole         NONE              300
Eli Lilly & Co                          Common   532457108             14         200    Sole         NONE              200
Emerson Electric Co                     Common   291011104         79,165   1,549,208    Sole         NONE        1,549,208
Equifax Inc                             Common   294429105         83,493   3,211,270    Sole         NONE        3,211,270
Exxon Mobil Corp                        Common   30231G102            330       9,200    Sole         NONE            9,200
Fannie Mae                              Common   313586109         41,324     612,748    Sole         NONE          612,748
Fifth Third Bancorp                     Common   316773100             13         225    Sole         NONE              225
Freddie Mac                             Common   313400301         40,960     806,770    Sole         NONE          806,770
GAP Inc                                 Common   364760108             17         927    Sole         NONE              927
Gannett Company                         Common   364730101         80,197   1,044,100    Sole         NONE        1,044,100
Genentech Inc                           Common   368710406             11         150    Sole         NONE              150
General Electric Co                     Common   369604103         82,353   2,871,436    Sole         NONE        2,871,436
Genuine Parts                           Common   372460105            438      13,674    Sole         NONE           13,674
Gillette Company                        Common   375766102             48       1,500    Sole         NONE            1,500
Glaxosmithkline PLC Spons ADR           Common   37733w105            484      11,940    Sole         NONE           11,940
Heinz H J Co                            Common   423074103            315       9,542    Sole         NONE            9,542
Intel Corp                              Common   458140100          1,558      74,973    Sole         NONE           74,973
Interface Inc_Cl A                      Common   458665106              1         300    Sole         NONE              300
International Business Machines Corp    Common   459200101            211       2,554    Sole         NONE            2,554
J P Morgan Chase & Co                   Common   46625H100             24         700    Sole         NONE              700
Johnson & Johnson                       Common   478160104         70,482   1,363,282    Sole         NONE        1,363,282
Jones Apparel Group                     Common   480074103         52,335   1,788,631    Sole         NONE        1,788,631
Kellogg Co                              Common   487836108             14         400    Sole         NONE              400
Kimberly Clark Corp                     Common   494368103             24         468    Sole         NONE              468
Kroger Co                               Common   501044101             34       2,043    Sole         NONE            2,043
Lee Enterprises Inc                     Common   523768109             62       1,650    Sole         NONE            1,650
MBNA Corp                               Common   55262L100         69,503   3,335,095    Sole         NONE        3,335,095
Marsh & Mclennan Companies Inc          Common   571748102            147       2,886    Sole         NONE            2,886
Mattel Inc                              Common   577081102             12         640    Sole         NONE              640
McDonald's Corp                         Common   580135101            251      11,386    Sole         NONE           11,386
Medicalogic/Medscape Inc                Common   584642102              0       5,000    Sole         NONE            5,000
Medtronic Inc                           Common   585055106         69,274   1,444,111    Sole         NONE        1,444,111
Merck & Company                         Common   589331107         70,739   1,168,269    Sole         NONE        1,168,269
Microsoft Corp                          Common   594918104          1,243      48,520    Sole         NONE           48,520
Morgan Stanley                          Common   617446448             30         694    Sole         NONE              694
Muniehanced Fund Inc                    Common   626243109             24       2,150    Sole         NONE            2,150
Mylan Laboratories Inc                  Common   628530107            297       8,550    Sole         NONE            8,550
NetIQ Corp                              Common   64115p102             16       1,033    Sole         NONE            1,033
New Plan Excel Realty Tr                Common   648053106          5,338     250,000    Sole         NONE          250,000

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
New York Times Co Cl A                  Common   650111107              5         100    Sole         NONE              100
Nike Inc Cl B                           Common   654106103            522       9,759    Sole         NONE            9,759
Nokia Corp ADR                          Common   654902204              5         300    Sole         NONE              300
Nordson Corp                            Common   655663102            172       7,062    Sole         NONE            7,062
Nuveen Prem Income Mun Bd               Common   6706K4105             24       1,800    Sole         NONE            1,800
Ocean Pwr Corp - Restricted             Common   674869995              0      10,000    Sole         NONE           10,000
Omnicom Group Inc                       Common   681919106         86,829   1,211,000    Sole         NONE        1,211,000
Patterson Dental Co                     Common   703412106             91       2,000    Sole         NONE            2,000
Paychex Inc                             Common   704326107         48,501   1,654,755    Sole         NONE        1,654,755
Pepsico Inc                             Common   713448108            363       8,152    Sole         NONE            8,152
Pfizer Inc                              Common   717081103         87,789   2,570,683    Sole         NONE        2,570,683
Plum Creek Timber Co                    Common   729251108             26       1,000    Sole         NONE            1,000
Procter & Gamble Co                     Common   742718109         69,990     784,812    Sole         NONE          784,812
Public Svc Enterprise Group Inc         Common   744573106             66       1,566    Sole         NONE            1,566
Putnam Premier Income Trust Shrs        Common   746853100             30       4,500    Sole         NONE            4,500
Qualcomm Inc                            Common   747525103             90       2,520    Sole         NONE            2,520
Qwest Communications Intl Inc           Common   749121109              2         394    Sole         NONE              394
Reynolds RJ Tob Hldgs Inc               Common   76182K105             16         427    Sole         NONE              427
Rite Aid Corp                           Common   767754104             16       3,500    Sole         NONE            3,500
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804            224       4,800    Sole         NONE            4,800
SBC Communications Inc                  Common   78387G103             46       1,805    Sole         NONE            1,805
Sabre Holdings Corp                     Common   785905100              9         375    Sole         NONE              375
Sara Lee Corp                           Common   803111103            145       7,700    Sole         NONE            7,700
Schering-Plough Corp                    Common   806605101             24       1,300    Sole         NONE            1,300
Schlumberger Ltd                        Common   806857108             19         400    Sole         NONE              400
Smucker J M Co                          Common   832696405              1          21    Sole         NONE               21
Southern Co                             Common   842587107             20         628    Sole         NONE              628
Sprint Corp (Fon Grp)                   Common   852061100              1         100    Sole         NONE              100
Stancorp Finl Group                     Common   852891100             14         270    Sole         NONE              270
Starbucks Corp                          Common   855244109            106       4,325    Sole         NONE            4,325
State Street Corp                       Common   857477103         69,142   1,754,876    Sole         NONE        1,754,876
Stratex Networks Inc                    Common   86279T109              3       1,000    Sole         NONE            1,000
Stryker Corp                            Common   863667101         96,205   1,386,835    Sole         NONE        1,386,835
Sun Microsystems                        Common   866810104              5       1,000    Sole         NONE            1,000
Supergen Inc                            Common   868059106             16       3,000    Sole         NONE            3,000
Timberline Software                     Common   887134104             17       3,000    Sole         NONE            3,000
Touch Amer Hldgs Inc                    Common   891539108              0       1,085    Sole         NONE            1,085
Transamerica Income Shares              Common   893506105             36       1,500    Sole         NONE            1,500
Travelers Property Cl A                 Common   89420G109              0          12    Sole         NONE               12
Travelers Property Cl B                 Common   89420G406              0          26    Sole         NONE               26
UAL Corp                                Common   902549500              6       7,500    Sole         NONE            7,500
US Bancorp                              Common   902973304            646      26,386    Sole         NONE           26,386
USG Corporation                         Common   903293405             19       1,000    Sole         NONE            1,000
Union Pacific Corp                      Common   907818108             15         250    Sole         NONE              250
United Parcel Svc Cl B                  Common   911312106             14         220    Sole         NONE              220
Universal Access Global Holdings Inc    Common   91336m105              1       2,000    Sole         NONE            2,000
Varian Inc                              Common   922206107             17         500    Sole         NONE              500
Verizon Communications                  Common   92343V104             90       2,290    Sole         NONE            2,290
WD 40 Co                                Common   929236107            269       9,418    Sole         NONE            9,418
WPS Resources Corp                      Common   92931B106             15         369    Sole         NONE              369
Wal Mart Stores Inc                     Common   931142103            118       2,200    Sole         NONE            2,200
Walgreen Company                        Common   931422109            622      20,660    Sole         NONE           20,660
Washington Mutual Inc                   Common   939322103             77       1,875    Sole         NONE            1,875
Wells Fargo & Co                        Common   949746101             27         538    Sole         NONE              538
Wilmington Trust Corp                   Common   971807102            457      15,580    Sole         NONE           15,580
Wrigley Wm Jr Co                        Common   982526105            416       7,406    Sole         NONE            7,406
Wyeth                                   Common   983024100            599      13,145    Sole         NONE           13,145
XATA Corp                               Common   983882309              3       1,000    Sole         NONE            1,000
Xilinx Inc                              Common   983919101             18         700    Sole         NONE              700
Zebra Technologies                      Common   989207105          1,813      24,136    Sole         NONE           24,136
Zimmer Holdings Inc                     Common   98956P102              8         172    Sole         NONE              172

Total holdings                    152                           1,653,817